BANK BORROWING (Details) - CNY (¥) ¥ in Thousands	Apr. 02, 2018	Dec. 31, 2018
Short Term Debt [Line Items]
Bank borrowings		¥ 20,000
Loan agreement
Short Term Debt [Line Items]
Bank borrowings	¥ 20,000
Maturity term (in years)	1 year
Interest rate (as a percent)	5.00%